Condensed Consolidated Balance Sheets (Unaudited) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
ASSETS
Cash and due from banks	¥ 3,483,533		¥ 3,619,253
Interest-earning deposits in other banks	15,495,887		8,111,887
Call loans, funds sold, and receivables under resale agreements	7,071,516		6,278,108
Receivables under securities borrowing transactions	2,671,060		2,615,172
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,847,846 and ¥12,223,337 at March 31, 2013 and September 30, 2013) (including ¥16,290,536 and ¥20,303,995 at March 31, 2013 and September 30, 2013 measured at fair value under fair value option)	40,458,856		40,826,384
Investment securities:
Securities available-for-sale-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥1,974,928 and ¥2,055,034 at March 31, 2013 and September 30, 2013)	52,631,792		58,844,069
Securities being held-to-maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥300,821 and ¥257,726 at March 31, 2013 and September 30, 2013) (fair value of ¥2,188,070 and ¥1,986,477 at March 31, 2013 and September 30, 2013)	1,937,218		2,131,164
Other investment securities	874,785		889,952
Total investment securities	55,443,795		61,865,185
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,952,868 and ¥1,741,092 at March 31, 2013 and September 30, 2013)	102,067,926	[1]	98,590,229	[1]
Allowance for credit losses	(1,183,447)		(1,335,987)
Net loans	100,884,479		97,254,242
Premises and equipment-net	1,099,768		1,059,054
Accrued interest	260,185		255,192
Customers' acceptance liability	102,763		90,216
Intangible assets-net	880,930		866,153
Goodwill	497,423		417,956
Deferred tax assets	483,745		514,679
Other assets (including ¥3,006 and ¥2,490 at March 31, 2013 and September 30, 2013 measured at fair value under fair value option)	9,114,152		6,785,795
Total assets	237,948,092		230,559,276
LIABILITIES AND EQUITY
Domestic offices, non-interest-bearing	15,751,913		15,327,957
Domestic offices, interest-bearing	102,060,649		103,003,820
Overseas offices, principally interest-bearing	35,025,497		29,877,962
Total deposits	152,838,059		148,209,739
Call money, funds purchased, and payables under repurchase agreements	23,806,001		19,710,976
Payables under securities lending transactions	3,147,163		3,992,950
Due to trust account and other short-term borrowings (including ¥5,041 and ¥21,641 at March 31, 2013 and September 30, 2013 measured at fair value under fair value option)	11,606,764		12,241,627
Trading account liabilities	12,139,151		14,969,482
Obligations to return securities received as collateral	2,682,368		3,034,547
Bank acceptances outstanding	102,763		90,216
Accrued interest	128,759		136,712
Long-term debt (including ¥564,845 and ¥611,358 at March 31, 2013 and September 30, 2013 measured at fair value under fair value option)	12,706,266		12,182,358
Other liabilities	7,110,562		5,048,689
Total liabilities	226,267,856		219,617,296
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock: Preferred stock-aggregate liquidation preference of ¥390,001 at March 31, 2013 and September 30, 2013, with no stated value	442,100		442,100
Capital stock: Common stock-authorized, 33,000,000,000 shares; issued, 14,158,585,720 shares and 14,163,760,420 shares at March 31, 2013 and September 30, 2013, with no stated value	1,647,077		1,646,035
Capital surplus	6,347,268		6,348,133
Retained earnings:
Appropriated for legal reserve	239,571		239,571
Unappropriated retained earnings	1,633,408		1,361,620
Accumulated other comprehensive income, net of taxes	1,011,346		574,347
Treasury stock, at cost-4,374,857 common shares and 3,752,528 common shares at March 31, 2013 and September 30, 2013	(2,539)		(3,011)
Total Mitsubishi UFJ Financial Group shareholders' equity	11,318,231		10,608,795
Noncontrolling interests	362,005		333,185
Total equity	11,680,236		10,941,980
Total liabilities and equity	237,948,092		230,559,276
Consolidated VIEs [Member]
ASSETS
Cash and due from banks	1,998		2,692
Interest-earning deposits in other banks	24,973		26,087
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,847,846 and ¥12,223,337 at March 31, 2013 and September 30, 2013) (including ¥16,290,536 and ¥20,303,995 at March 31, 2013 and September 30, 2013 measured at fair value under fair value option)	2,215,250		2,376,590
Investment securities:
Total investment securities	667,481		701,873
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,952,868 and ¥1,741,092 at March 31, 2013 and September 30, 2013)	6,579,662		6,814,877
All other assets	221,284		254,978
Total assets	9,710,648		10,177,097
LIABILITIES AND EQUITY
Other short-term borrowings	57,066		39,773
Long-term debt (including ¥564,845 and ¥611,358 at March 31, 2013 and September 30, 2013 measured at fair value under fair value option)	1,044,434		1,166,694
All other liabilities	271,615		378,679
Total liabilities	¥ 1,373,115		¥ 1,585,146

[1]	The above table includes loans held for sale of ¥35,261 million at March 31, 2013 and ¥77,620 million at September 30, 2013, respectively, which are carried at the lower of cost or estimated fair value.